Shareholders' equity and share-based payments - Paid-in surplus and Reserves (Details) € in Millions, $ in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Shareholders' equity and share-based payments
Paid-in surplus | €	€ 36,030		€ 36,722		€ 35,415
Reserves
Percentage of net income that must be transferred to legal reserve	5.00%	5.00%
Required legal reserve as a percentage of share capital	10.00%	10.00%
Additional corporation tax if unrestricted reserves were wholly distributed | $		$ 362		$ 492		$ 575